Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	¥ 334,455,214	¥ 541,725,129
1 - 30 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	200,712,954	216,868,768
31 - 90 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	191,887,069	155,777,057
91 - 180 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	12,247,836	61,479,897
Total loans [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	739,303,073	975,850,851
Collaboration Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	331,622,152	530,614,924
Collaboration Model [Member] | 1 - 30 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	200,209,255	211,079,593
Collaboration Model [Member] | 31 - 90 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	191,887,069	147,179,514
Collaboration Model [Member] | 91 - 180 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	12,247,836	58,391,334
Collaboration Model [Member] | Total loans [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	735,966,312	947,265,365
Collaboration Model [Member] | First lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	116,930,653	189,814,922
Collaboration Model [Member] | First lien [Member] | 1 - 30 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	82,019,376	86,537,327
Collaboration Model [Member] | First lien [Member] | 31 - 90 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	86,848,853	66,784,464
Collaboration Model [Member] | First lien [Member] | 91 - 180 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	3,836,350	31,394,514
Collaboration Model [Member] | First lien [Member] | Total loans [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	289,635,232	374,531,227
Collaboration Model [Member] | Second lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	214,691,499	340,800,002
Collaboration Model [Member] | Second lien [Member] | 1 - 30 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	118,189,879	124,542,266
Collaboration Model [Member] | Second lien [Member] | 31 - 90 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	105,038,216	80,395,050
Collaboration Model [Member] | Second lien [Member] | 91 - 180 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	8,411,486	26,996,820
Collaboration Model [Member] | Second lien [Member] | Total loans [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	446,331,080	572,734,138
Traditional Facilitation Model [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	2,833,062	11,110,205
Traditional Facilitation Model [Member] | 1 - 30 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	503,699	5,789,175
Traditional Facilitation Model [Member] | 31 - 90 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current		8,597,543
Traditional Facilitation Model [Member] | 91 - 180 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current		3,088,563
Traditional Facilitation Model [Member] | Total loans [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	3,336,761	28,585,486
Traditional Facilitation Model [Member] | First lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	656	5,618,913
Traditional Facilitation Model [Member] | First lien [Member] | 1 - 30 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	500,463	3,503,613
Traditional Facilitation Model [Member] | First lien [Member] | 31 - 90 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current		4,980,213
Traditional Facilitation Model [Member] | First lien [Member] | 91 - 180 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current		1,574,208
Traditional Facilitation Model [Member] | First lien [Member] | Total loans [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	501,119	15,676,947
Traditional Facilitation Model [Member] | Second lien [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	2,832,406	5,491,292
Traditional Facilitation Model [Member] | Second lien [Member] | 1 - 30 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	3,236	2,285,562
Traditional Facilitation Model [Member] | Second lien [Member] | 31 - 90 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current		3,617,330
Traditional Facilitation Model [Member] | Second lien [Member] | 91 - 180 days past due [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current		1,514,355
Traditional Facilitation Model [Member] | Second lien [Member] | Total loans [Member]
Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of allowance for credit losses [Line Items]
Total current	¥ 2,835,642	¥ 12,908,539